Related Party - Related Party Transactions (Details) - Key Management Personnel - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties [line items]
Short-term employee benefits	€ 4,764	€ 3,978	€ 14,254	€ 12,116
Long-term employee benefits	105	315	329	315
Post-employment benefits	166	178	608	648
Termination benefits		79	476	79
Share-based compensation	38	46	281	3,170
Key management personnel compensation, Total	€ 5,073	€ 4,438	€ 15,948	€ 16,170